Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005515
Average Annual Return [Line Items]
Average Annual Return, Percent	15.02%		10.41%		9.29%
Without Sales Load [Member] | C000005516
Average Annual Return [Line Items]
Average Annual Return, Percent	14.71%		10.13%		9.02%
Without Sales Load [Member] | C000159681
Average Annual Return [Line Items]
Average Annual Return, Percent	15.18%		10.55%	10.70%
Without Sales Load [Member] | C000219322
Average Annual Return [Line Items]
Average Annual Return, Percent	15.86%	21.14%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%		12.55%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%		13.86%	13.71%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	22.33%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%		8.68%		8.49%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%		8.68%		8.49%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%		8.68%	9.79%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%	17.95%